Document and Entity Information	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Address, Address Line One	No. 10 Cen Shan Road, Shuige Industrial Zone
Entity Address, City or Town	Lishui City, Zhejiang Province
Entity Address, Postal Zip Code	323000
Entity Central Index Key	0001588084
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	false